Federated Hermes Government Obligations Tax-Managed Fund
A Portfolio of Federated Hermes Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER GOTXX)

SUPPLEMENT TO CURRENT PROSPECTUS DATED SEPTEMBER 30, 2024
Effective at the start of business on February 18, 2025, the Funds will implement a change to the time as of which they will determine Net Asset Value (NAV). Accordingly, please see the following changes.
Under the section “What Do Shares Cost?” in the sub-section “Calculation of Net Asset Value” replace the third paragraph in its entirety with the following:
“When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next determined NAV. NAV is generally determined at 3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), NAV will be determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the Securities and Exchange Commission (the “SEC”).”
February 14, 2025

Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456957 (2/25)
© 2025 Federated Hermes, Inc.

Federated Hermes Money Market Obligations Trust
Federated Hermes U.S. Treasury Cash Reserves Fund
Federated Hermes Government Obligations Tax-Managed Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT PROSPECTUSES
Effective at the start of business on February 18, 2025, the Funds will implement a change to the time as of which they will determine Net Asset Value (NAV). Accordingly, please see the following changes.
Under the section “What Do Shares Cost?” in the sub-section “Calculation of Net Asset Value” replace the third paragraph in its entirety with the following:
“When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next determined NAV. NAV is generally determined at 3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), NAV will be determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the Securities and Exchange Commission (the “SEC”).”
February 14, 2025

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456954 (2/25)
© 2025 Federated Hermes, Inc.